Schedule of Property and Equipment (Details) (USD $)	Oct. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Property and Equipment	$ 2,079	$ 2,079	$ 0
Acc. Depreciation	577	312	0
Property and Equipment, net	$ 1,502	$ 1,767	$ 0